EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)		17.00%
Investment in equity method investees in excess of the proportionate share of net assets	$ 9,071
Summarized financial information - Income statement
Equity income (loss) - net	1,008	$ 1,072	$ 835
Summarized financial information - Balance sheet
Equity Method Investments	19,412	20,863
Summary of significant transactions with equity method investees
Difference between quoted market value and carrying value	6,209
Other Equity Method Investees [Member]
Summarized financial information - Income statement
Net operating revenues	75,482	73,343	58,054
Cost of goods sold	44,933	42,871	34,338
Gross profit	30,549	30,472	23,716
Operating income	7,511	7,577	5,652
Consolidated net income	4,646	4,545	2,967
Less: Net income attributable to noncontrolling interests	101	120	78
Net income attributable to common shareowners	4,545	4,425	2,889
Summarized financial information - Balance sheet
Current Assets	23,249	25,034
Noncurrent assets	66,733	66,581
Total assets	89,982	91,615
Current liabilities	18,100	17,895
Noncurrent liabilities	29,144	29,987
Total liabilities	47,244	47,882
Equity attributable to shareowners of investees	41,558	41,782
Equity attributable to noncontrolling interests	1,180	1,952
Total Equity	42,738	43,734
Equity Method Investments	19,412	20,863
Other Equity Method Investments
Summary of significant transactions with equity method investees
Concentrate, syrup and finished product sales	14,799	14,144	10,495
Purchases of finished product	536	1,299	1,857
Marketing payments made by us	$ 1,131	$ 930	$ 946
CCEP [Member]
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	19.00%
Monster Beverage Corporation [Member]
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	19.00%
AC Bebidas [Member]
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	20.00%
Coca-Cola FEMSA
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	28.00%
Coca-Cola Hellenic
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	23.00%
Coca-Cola Bottlers Japan [Member]
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	18.00%
Summary of significant transactions with equity method investees
Difference between quoted market value and carrying value	$ (164)